UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       DECEMBER 31, 2003

Check here if Amendment [ ];              Amendment Number: ___
This Amendment (Check only one.):         [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Elias Asset Management
Address: 500 Essjay Rd.  Suite 220
         Williamsville, NY  14221


Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                WILLIAMSVILLE, NY           07/30/03
----------------                -----------------           --------
[Signature]                      [City, State]               [Date]

Report Type       (Check only one.):
[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28-04969                 -  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               80

Form 13F Information Table Value Total:              $279561
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                     Name

         ____     28-04969      _____________________      _____________________

         [Repeat as necessary.]




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


                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                DECEMBER 31, 2003

                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------


                                                             VALUE    SHARES/
          NAME OF ISSUER          TITLE         CUSIP       (X$1000)  PRN AMT  SH/ PUT/   INVSTMT    OTHER      SOLE   SHARED   NONE
                                 OF CLASS                                      PRN CALL   DSCRETN   MANAGERS
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

Alcoa Inc.                         COM         013817101      8053    211917    SH           Sole                211917
American Express Co.               COM         025816109      7693    159508    SH           Sole                159508
American International Group       COM         026874107      6970    105165    SH           Sole                105165
Amgen Inc.                         COM         031162100      6149     99513    SH           Sole                 99513
Analog Devices Inc.                COM         032654105      6649    145645    SH           Sole                145645
Baxter International, Inc.         COM         071813109      7434    243585    SH           Sole                243585
Bed Bath & Beyond Inc.             COM         075896100      7190    165865    SH           Sole                165865
ChevronTexaco Corp.                COM         166764100      7632     88339    SH           Sole                 88339
Cisco Systems Inc.                 COM         17275R102      7456    307726    SH           Sole                307726
Citigroup Inc.                     COM         172967101      8021    165252    SH           Sole                165252
Clear Channel Communications       COM         184502102      7894    168571    SH           Sole                168571
DuPont E.I.                        COM         263534109      8219    179112    SH           Sole                179112
EBay, Inc.                         COM         278642103      5371     83125    SH           Sole                 83125
EMC Corp. Mass                     COM         268648102      5902    456836    SH           Sole                456836
Emerson Electric Co.               COM         291011104      9034    139515    SH           Sole                139515
Exxon Mobil Corp.                  COM         30231G102      8724    212780    SH           Sole                212780
General Electric Co.               COM         369604103      8111    261818    SH           Sole                261818
Home Depot Inc.                    COM         437076102      7456    210091    SH           Sole                210091
Intel Corp.                        COM         458140100      9491    296146    SH           Sole                296146
Medtronic Inc.                     COM         585055106      7737    159165    SH           Sole                159165
Merrill Lynch & Co.                COM         590188108      8470    144419    SH           Sole                144419
Microsoft Inc.                     COM         594918104      7862    287235    SH           Sole                287235
Oracle Systems Corp.               COM         68389X105      6419    485209    SH           Sole                485209
PPG Industries Inc.                COM         693506107      6368     99466    SH           Sole                 99466
Paychex Inc.                       COM         704326107      7674    206297    SH           Sole                206297
Pepsico Inc.                       COM         713448108      7084    151942    SH           Sole                151942
Procter & Gamble                   COM         742718109       317      3170    SH           Sole                  3170
Qualcomm Inc.                      COM         747525103      8711    161515    SH           Sole                161515
Royal Dutch Petro-NY Shares        COM         780257804       231      4400    SH           Sole                  4400
Texas Instruments Inc.             COM         882508104      8513    289767    SH           Sole                289767
Transocean Inc.                    COM         G90078109      5690    236986    SH           Sole                236986
United Technologies Corp.          COM         913017109      9114     96167    SH           Sole                 96167
Walt Disney Co.                    COM         254687106      7555    323838    SH           Sole                323838
IShares Russell 1000 Value                     464287598      7013    120145    SH           Sole                120145
IShares S&P SmallCap 600                       464287804      3230     24105    SH           Sole                 24105
Ishares MSCI EAFE Index Fund                   464287465      2625     19190    SH           Sole                 19190
S & P Mid-Cap 400 Dep Rcpts                    595635103      7171     68040    SH           Sole                 68040
Asset Management Fund-Adj Rate                 045419108       160 16220.3030   SH           Sole            16220.3030
Brandywine Fund                                10532D107       218 9051.7000    SH           Sole             9051.7000
Eaton Vance Tax Managed Growth                 277919205       294  594.5260    SH           Sole              594.5260
Federated Index Tr Mini-Cap Fu                 31420E304       388 29110.0000   SH           Sole            29110.0000
First Mutual Fund                              892880105      1386 143621.7525  SH           Sole           143621.7525
Citigroup Cap IX Pfd 6.00%                     173066200       306     12050    SH           Sole                 12050
General Electric Capital Corp                  369622519       256      9800    SH           Sole                  9800
National Westminster Bank Ser                  638539700       218      8509    SH           Sole                  8509
3M Co.                             COM                         204      2400    SH           Sole                  2400
Allegheny Energy Inc.              COM         017361106       370     29000    SH           Sole                 29000
Amgen Inc.                         COM         031162100      2973     48100    SH           Sole                 48100
BP PLC-Spons ADR                   COM         055622104       392      7940    SH           Sole                  7940
BSB Bancorp Inc.                   COM         055652101       397     10048    SH           Sole                 10048
Bank of New York                   COM         064057102       354     10700    SH           Sole                 10700
Bankamerica Corp.                  COM         060505104       286      3562    SH           Sole                  3562
Bristol-Myers Squibb Co.           COM         110122108       355     12430    SH           Sole                 12430
ChevronTexaco Corp.                COM         166764100       681      7882    SH           Sole                  7882
Coca-Cola                          COM                         244      4800    SH           Sole                  4800
Colgate - Palmolive                COM         194162103       280      5600    SH           Sole                  5600
Community Bank Systems             COM         203607106      2229     45500    SH           Sole                 45500
Computer Task Group                COM         205477102       661    169950    SH           Sole                169950
DuPont E.I.                        COM         263534109       294      6396    SH           Sole                  6396
Exxon Mobil Corp.                  COM         30231G102      2168     52884    SH           Sole                 52884
General Electric Co.               COM         369604103      2627     84796    SH           Sole                 84796
Gillette Co.                       COM         375766102       869     23664    SH           Sole                 23664
Hershey Foods Corp.                COM         427866108       216      2800    SH           Sole                  2800
Home Depot Inc.                    COM         437076102       317      8921    SH           Sole                  8921
Intel Corp.                        COM         458140100       258      8000    SH           Sole                  8000
International Business Machine     COM         459200101       472      5091    SH           Sole                  5091
Jefferson Pilot Corp.              COM         475070108       231      4555    SH           Sole                  4555
Johnson & Johnson                  COM         478160104       418      8100    SH           Sole                  8100
Merck and Co.                      COM                         490     10600    SH           Sole                 10600
Microsoft Inc.                     COM         594918104       275     10000    SH           Sole                 10000
Pfizer Inc.                        COM         717081103       205      5800    SH           Sole                  5800
Procter & Gamble                   COM         742718109       240      2400    SH           Sole                  2400
Rand Capital Corp.                 COM         DONTPRIC5        14     10000    SH           Sole                 10000
SBC Communications Inc.            COM         78387G103       210      8063    SH           Sole                  8063
Trustco Bank Corp.                 COM         898349105       440     33440    SH           Sole                 33440
Union Pacific                      COM         907818108       379      5460    SH           Sole                  5460
United Technologies Corp.          COM         913017109       379      4000    SH           Sole                  4000
WM Wrigley Jr. Co.                 COM         982526105       337      6000    SH           Sole                  6000
Walgreen Co.                       COM         931422109       291      8000    SH           Sole                  8000
Wyeth                              COM         983024100       545     12840    SH           Sole                 12840
REPORT SUMMARY             80    DATA RECORDS               279561               OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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